SHAREHOLDERS EQUITY (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Nov. 30, 2023	Jun. 30, 2024	Jun. 12, 2024	Dec. 31, 2023
Ordinary shares authorized		50,000,000		50,000,000
Ordinary shares authorized		500,000,000		500,000,000
Ordinary shares par value		$ 0.001		$ 0.001
Total restricted net assets		$ 5,800,000		$ 8,800,000
Restricted amount		1,000,000.0		$ 1,000,000.0
Share based compensation expense		$ 1,256,504
Description of authorized capital shares	the authorized share capital of China Liberal increased from $50,000 divided into 50,000,000 ordinary shares of $0.001 par value each to $7.5 million divided into 7.5 billion ordinary shares of $0.001 par value each
Ordinary sharers issued		28,816,663		3,351,336
Ordinary sharers outstanding		28,816,663		3,351,336
Board of Directors [Member]
Ordinary shares par value		$ 0.015
Ordinary sharers granted			$ 1,256,504
Ordinary sharers issued		465,372
Private Placement [Member]
Ordinary sharers issued		25,000,000
Price per share		$ 1.00
Proceeds from issuance of offering, gross		$ 24,900,000
January 19 2024 [Member]
Ordinary shares authorized		500,000,000		500,000,000
Authorized capital shares amount		$ 7,500,000
Ordinary shares par value		$ 0.015		$ 0.015
Description of authorized capital shares		China Liberal consolidated its ordinary shares of fifteen (15) ordinary shares with par value of $0.001 per share each into one (1) ordinary share with par value of $0.015 per share each